SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Operating Lease, Right-of-Use Asset	$ 26,489	$ 29,688
Operating Lease, Liability	$ 28,191